Note 6 - Financial Risk Management - Balances in US Dollars (Details) $ in Thousands, $ in Thousands	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Cash and cash equivalents (Note 2e)	$ 33,596		$ 20,535	$ 20,535		$ 30,375	$ 30,375	$ 22,698
Accounts payable and accrued liabilities	$ (3,800)			$ (2,621)
Currency risk [member]
Statement Line Items [Line Items]
Cash and cash equivalents (Note 2e)		$ 18,250			$ 5,456
Accounts payable and accrued liabilities		(1,598)			(1,269)
Risk exposure associated with instruments sharing characteristic		$ 16,652			$ 4,187